Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 756,000
Previously Paid Amount	0.00
Total Fee Amount	111.59
Total Offset Amount	0.00
Net Fee	111.59
Narrative - Max Aggregate Offering Price	$ 756,000
Final Prospectus	true